SHAREHOLDER'S CAPITAL - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	May 10, 2023 shares	May 10, 2022 shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 Vote $ / shares shares	Aug. 16, 2023 USD ($)
Disclosure of classes of share capital [line items]
Maximum number of subordinate voting shares reserved for issuance under share-based payment plans					37,116,287
Weighted average exercise price of vested share options (US$ per share) | $ / shares					$ 28.93
Total grant date fair value of the issued options | $						$ 1.5
Share Options
Disclosure of classes of share capital [line items]
Share-based payments | $			$ 18.8	$ 21.1
RSUs
Disclosure of classes of share capital [line items]
Share-based payments | $			104.7	31.1
DSUs
Disclosure of classes of share capital [line items]
Share-based payments | $			$ 1.3	$ 1.1
Series A perpetual convertible preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)					28,571,428
Share conversion					29,852,738
Shares issued, price per share (in USD per share) | $ / shares					$ 25.18
Percent of issued and outstanding shares					7.50%
Percent of outstanding voting rights of shares					5.80%
Preferred shares, liquidation preference rate					7.00%
Accretion rate for optional redemption amount for a particular quarter in cash					6.00%
Series B perpetual convertible preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)					8,196,721
Share conversion					7,716,995
Shares issued, price per share (in USD per share) | $ / shares					$ 43.90
Percent of issued and outstanding shares					1.90%
Percent of outstanding voting rights of shares					1.50%
Preferred shares, liquidation preference rate					6.00%
Accretion rate for optional redemption amount for a particular quarter in cash					5.00%
Subordinate voting shares
Disclosure of classes of share capital [line items]
Vote per share | Vote					1
Maximum subordinate voting shares may be repurchased	17,867,120	16,510,694
Number of shares reserved for issuance as percent			10.00%
Subordinate voting shares | Patrick Dovigi and/or his affiliates
Disclosure of classes of share capital [line items]
Minimum percent of aggregate of shares issued and outstanding owned					2.00%
Multiple voting shares
Disclosure of classes of share capital [line items]
Vote per share | Vote					10